Share-based payment arrangements - Measurement of fair value (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) day € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in eur per share)		€ 0	€ 0
Long term incentive plan 2015 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €	€ 1.853
Share price at grant date (in eur per share)	€ 10.050
Exercise price (in eur per share)	€ 10.0475
Expected volatility (weighted average)	39.63%
Expected life (days) (weighted average) | day	365
Expected dividends	8.00%
Risk-free interest rate	0.66%
Long term incentive plan 2015 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €	€ 1.853
Share price at grant date (in eur per share)	€ 10.050
Exercise price (in eur per share)	€ 10.0475
Expected volatility (weighted average)	39.63%
Expected life (days) (weighted average) | day	730
Expected dividends	8.00%
Risk-free interest rate	0.66%
Long term incentive plan 2015 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date | €	€ 1.853
Share price at grant date (in eur per share)	€ 10.050
Exercise price (in eur per share)	€ 10.0475
Expected volatility (weighted average)	39.63%
Expected life (days) (weighted average) | day	1,095
Expected dividends	8.00%
Risk-free interest rate	0.66%
Transaction based incentive plan | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)	33.43%
Risk-free interest rate	1.69%
Expected vesting period (years)	3 years 18 days
Transaction based incentive plan | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)	33.43%
Risk-free interest rate	1.69%
Expected vesting period (years)	3 years 4 months 17 days
Transaction based incentive plan | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)	33.43%
Risk-free interest rate	1.69%
Expected vesting period (years)	3 years 8 months 8 days
Transaction based incentive plan | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted average)	33.43%
Risk-free interest rate	1.69%
Expected vesting period (years)	3 years 11 months 23 days
Long term incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return	75.00%
Percentage of awards subject to absolute total shareholder return	25.00%
Long term incentive plan 2019 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return	25.00%
Percentage of awards subject to absolute total shareholder return	8.33%
Long term incentive plan 2019 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return	25.00%
Percentage of awards subject to absolute total shareholder return	8.33%
Long term incentive plan 2019 | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards subject to relative total shareholder return	25.00%
Percentage of awards subject to absolute total shareholder return	8.33%